Note 9 - Net Income Per Share	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Earnings per share [text block]
Note 9.	Net Income Per Share

Basic earnings per share is calculated by dividing the net income or loss for the year attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing the net income or loss attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year plus the number of ordinary shares that would be issued pursuant to our employee equity program based on period-average employee equity awards. The net dilutive effect of these awards is determined by application of the treasury stock method related to the share equivalents of unrecognized share compensation expense on employee equity grants outstanding at period end. In 2021, the number of diluted weighted-average number of ordinary shares, and its ADS equivalent, excludes the effect of 2,766,525 ADSs that will be issued at the vesting of the employee equity grants because these have an antidilutive effect.

Opera Limited, the Parent, has American Depositary Shares (ADSs) listed on Nasdaq, trading under the OPRA ticker symbol. Each ADS represents two ordinary shares in the Parent. As of December 31, 2021, the total number of ordinary shares in Opera Limited authorized for issue was 500,000,000, of which 230,291,732, equivalent to 115,145,866 ADSs, were outstanding. Each ordinary share has a par value of US$0.0001.

The following table shows the income and share data used in the basic and diluted net income per ADS and per share calculations.

	Year ended December 31,
[US$ thousands, except per ADS and share amounts]	2019	2020	2021
Profit (loss) from continuing operations	40,739	37,432	(43,149)
Profit (loss) from discontinued operations	17,161	141,742	(816)
Net income (loss) attributable to the owners of the parent for basic and diluted earnings	57,899	179,174	(43,964)
Issued ordinary shares at beginning of period	220,119,343	237,826,326	228,285,684
Effect of shares issued	7,422,487	1,889,770	2,165,283
Effect of shares bought to treasury	(2,913,330)	(5,146,244)	(164,324)
Basic weighted-average number of ordinary shares in the period	224,628,500	234,569,852	230,286,642
ADS equivalent of basic weighted-average number of ordinary shares	112,314,250	117,284,926	115,143,321
Effect of employee equity grants	4,437,167	2,816,613	-
Diluted weighted-average number of ordinary shares in the period	229,065,667	237,386,466	230,286,642
ADS equivalent of diluted weighted-average number of ordinary shares	114,532,833	118,693,233	115,143,321

Earnings per ADS and per share for profit (loss) from continuing operations:
Basic earnings per ADS, US$	0.36	0.32	(0.37)
Diluted earnings per ADS, US$	0.36	0.32	(0.37)
Basic earnings per share, US$	0.18	0.16	(0.19)
Diluted earnings per share, US$	0.18	0.16	(0.19)
Earnings per ADS and per share for net income (loss):
Basic earnings per ADS, US$	0.52	1.53	(0.38)
Diluted earnings per ADS, US$	0.51	1.51	(0.38)
Basic earnings per share, US$	0.26	0.76	(0.19)
Diluted earnings per share, US$	0.25	0.75	(0.19)